Warrants to Purchase Common Stock (Details) - Schedule of warrants to purchase common stock	3 Months Ended
Mar. 31, 2023 $ / shares shares
Class of Warrant or Right [Line Items]
Number of Shares	400,720
Exercise Price 2.00 [Member]
Class of Warrant or Right [Line Items]
Number of Shares	360,000
Exercise Price (in Dollars per share) | $ / shares	$ 2
Expiration Date	Jun. 28, 2026
Exercise Price 3.00 [Member]
Class of Warrant or Right [Line Items]
Number of Shares	29,067
Exercise Price (in Dollars per share) | $ / shares	$ 3
Expiration Date	Dec. 22, 2027
Exercise Price 3.00 [Member]
Class of Warrant or Right [Line Items]
Number of Shares	4,933
Exercise Price (in Dollars per share) | $ / shares	$ 3
Expiration Date	Jan. 10, 2028
Exercise Price 3.00 [Member]
Class of Warrant or Right [Line Items]
Number of Shares	6,720
Exercise Price (in Dollars per share) | $ / shares	$ 3
Expiration Date	Mar. 31, 2028